Financial liabilities designated at fair value through profit or loss - Summary of financial liabilities at fair value through profit or loss (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial liabilities designated at fair value through profit or loss [Line Items]
Financial liabilities designated at fair value through profit or loss	₩ 6,378,064	₩ 8,220,475
Financial liabilities designated at fair value through profit or loss
Financial liabilities designated at fair value through profit or loss [Line Items]
Financial liabilities designated at fair value through profit or loss	6,378,064	8,220,475
Debt securities issued
Financial liabilities designated at fair value through profit or loss [Line Items]
Financial liabilities designated at fair value through profit or loss	287,849	261,299
Derivative-linked securities sold
Financial liabilities designated at fair value through profit or loss [Line Items]
Financial liabilities designated at fair value through profit or loss	₩ 6,090,215	₩ 7,959,176